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Expires: April 30, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

SEC USE ONLY		
Prefix		Serial
DATE RECEIVED		

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering ([ ] check if this is an amendment and name has changed, and indicate change.)
PACIFIC NORTH WEST CAPITAL CORP. (common shares)

Filing Under (Check box(es) that apply): [ ] Rule 504 [ ] Rule 505 [x] Rule 506 [ ] Section 4(6) [ ] ULOE

Type of Filing: [x] New Filing [ ] Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer
PACIFIC NORTH WEST CAPITAL CORP.
([ ] check if this is an amendment and name has changed, and indiciate change.)

Address of Executive Offices
2303 West 41st Avenue
Vancouver, British Columbia V6M 2A3
Telephone: (604) 685-1870

Address of Principal Business Operations
As above

Brief Description of Business
Platinum group metal (PGM) exploration in North America.

Type of Business Organization

[x] corporation [ ] limited partnership, already formed [ ] other (please specify):

[ ] business trust [ ] limited partnership, to be formed

	Month	Year		
Actual or Estimated Date of Incorporation or Organization:	[05]]	[9] 6]	[x] Actual	[ ] Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) [C] [N]

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix in the notice constitutes a part of this notice and must be completed.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: [X] Promoter [ ] Beneficial Owner [X] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Barr, Harry

Business or Residence Address (Number and Street, City, State, Zip Code)
C/o Pacific North West Capital Corp.
2303 West 41st Avenue
Vancouver, BC V6M 2A3

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Steblin, Gordon

Business or Residence Address (Number and Street, City, State, Zip Code)
C/o Pacific North West Capital Corp.
2303 West 41st Avenue
Vancouver, BC V6M 2A3

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Walcott, Alex

Business or Residence Address (Number and Street, City, State, Zip Code)
C/o Pacific North West Capital Corp.
2303 West 41st Avenue
Vancouver, BC V6M 2A3

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

---

Full Name (Last name first, if individual)
Barlin, Bernard

Business or Residence Address (Number and Street, City, State, Zip Code)
C/o Pacific North West Capital Corp.
2303 West 41st Avenue
Vancouver, BC V6M 2A3

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

---

Full Name (Last name first, if individual)
Downing, Taryn

Business or Residence Address (Number and Street, City, State, Zip Code)
C/o Pacific North West Capital Corp.
2303 West 41st Avenue
Vancouver, BC V6M 2A3

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [ ] Executive Officer [X] Director [ ] General and/or Managing Partner

---

Full Name (Last name first, if individual)
Oakley, Steve

Business or Residence Address (Number and Street, City, State, Zip Code)
C/o Pacific North West Capital Corp.
2303 West 41st Avenue
Vancouver, BC V6M 2A3

Check Box(es) that Apply: [ ] Promoter [ ] Beneficial Owner [X] Executive Officer [ ] Director [ ] General and/or Managing Partner

---

Full Name (Last name first, if individual)
Dasler, Peter

Business or Residence Address (Number and Street, City, State, Zip Code)
C/o Pacific North West Capital Corp.
2303 West 41st Avenue
Vancouver, BC V6M 2A3

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[X] Executive Officer	[ ] Director	[ ] General and/or Managing Partner

Full Name (Last name first, if individual)
Londry, John

Business or Residence Address (Number and Street, City, State, Zip Code)
C/o Pacific North West Capital Corp.
2303 West 41st Avenue
Vancouver, BC V6M 2A3

Check Box(es) that Apply:	[ ] Promoter	[ ] Beneficial Owner	[] Executive Officer	[ ] Director	[ ] General and/or Managing Partner

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?........ Yes [ ] No [x]

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual?...................... $10,000

3. Does the offering permit joint ownership of a single unit?.. Yes [x] No [ ]

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed as an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) .... [ ] All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO] X
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ¨ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$0	$0
Equity	$0	$0
[X] Common [ ] Preferred		
Convertible Securities (including warrants)	$0	$0
Partnership Interests	$0	$0
Other (Specify: Common shares)	$	$
Total	**$97,000US**	**$97,000US**

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	1	**$97,000US**
Non-accredited Investors	0	$ 0
Total (for filings under Rule 504 only)	0	$ 0

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C-Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	0	$0
Regulation A	0	$0
Rule 504	0	$0
Total	0	$0

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	[x] $200 US
Printing and Engraving Costs	[ ] $________
Legal Fees	[x] $500 US
Accounting Fees	[ ] $________
Engineering Fees	[ ] $________
Sales Commissions (specify finders' fees separately)	[ ] $________
Other Expenses (identify) ____________	[ ] $________
Total	[x] $700 US

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 96,300US

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	[ ] $0	[ ] $0
Purchase of real estate	[ ] $0	[ ] $0
Purchase, rental or leasing and installation of machinery and equipment	[ ] $0	[ ] $0
Construction or leasing of plant buildings and facilities	[ ] $0	[ ] $0
Acquisition of other businesses (including the value of securities involved in this offering that may be used in	[ ] $0	[ ] $0

exchange for the assets or securities of another issuer pursuant to a merger)		
Repayment of indebtedness	[ ] $0	[ ] $0
Working capital	[ ] $0	[x] $96,300US
Other (specify): ______	[ ] $0	[ ] $0
______	[ ] $0	[ ] $0
Column Totals	[ ] $0	[ ] $0
Total Payments Listed (column totals added)	[x] $96,300 US	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
PACIFIC NORTH WEST CAPITAL CORP.	[signature]	Dec 27/06
Name of Signer (Print or Type)	Title of Signer (Print or Type)	
Gordon Steblin	Chief Financial Officer	

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.252(c), (d), (e) or (f) presently subject to any of the disqualification provisions of such rule? ....[ ] Y [X] N

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform Limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
PACIFIC NORTH WEST CAPITAL CORP.	[signature]	Dec 27/06
Name of Signer (Print or Type)	**Title (Print or Type)**	
Gordon Steblin	Chief Financial Officer	

Instruction:

Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

APPENDIX

1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No		Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA									
CO									
CT									
DE									
DC									
FL									
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									

ME									
MD									
MA									
MI									
MN									
MS									
MO		1	$96,300US	1	$96,300 US	0	0		X
MT									
NE									
NV									
NH									
NJ									
NM									
NY									
NC									
ND									
OH									
OK									
OR									
PA									
RI									
SC									
SD									
TN									
TX									
UT									
VT									
VA									
WA									
WV									
WI									
WY									
PR									

Taryn Downing

From: Kathleen Macinnes [KMacinnes@devlinjensen.com]
Sent: Friday, December 22, 2006 1:51 PM
To: taryn@canalaska.com
Cc: Hourak Rahmani
Subject: FW: EL NINO VENTURES INC

TARYN – see revised Reconciliation letter. You need a cheque for $78,587.86 payable to Canaccord Capital Corporation

---

From: Chin, Glenda [mailto:Glenda.Chin@CanaccordAdams.com]
Sent: December 22, 2006 11:35 AM
To: Kathleen Macinnes; taryn@canalaska.com
Cc: ddee@millerthomson.ca; Burrows, Genevieve; Sclater, Linda; Sternfeldt, Lisa
Subject: RE: EL NINO VENTURES INC

Kathleen,

Attached is a copy of the final reconciliation letter. Please note that the letter has been revised to reflect the closing of 1,558,815 FT Units for gross proceeds of $857,348.25.

On closing please provide us with a cheque in the amount of $78,587.86

Regards,

Glenda

From: Kathleen Macinnes [mailto:KMacinnes@devlinjensen.com]
Sent: Friday, December 22, 2006 10:35 AM
To: Chin, Glenda; taryn@canalaska.com
Cc: ddee@millerthomson.ca; Burrows, Genevieve; Sclater, Linda; Sternfeldt, Lisa
Subject: RE: EL NINO VENTURES INC

Glenda

The Reconciliation Statement is acceptable to us. We confirm that the Company will have a cheque for commission and expenses available for closing, which cheque will be made payable to Canaccord Capital Corporation.

DOES THIS CHEQUE NEED TO BE CERTIFIED?

From: Chin, Glenda [mailto:Glenda.Chin@CanaccordAdams.com]
Sent: December 22, 2006 9:18 AM
To: Kathleen Macinnes
Cc: ddee@millerthomson.ca; Burrows, Genevieve; Sclater, Linda; Sternfeldt, Lisa
Subject: FW: EL NINO VENTURES INC
Importance: High

Hi Kathleen,

Good to work with you again!

First closing on December 28th on 1,532,545 FT Units ($842,899.75). We will close the NFT Units in the new year. The Company is agreeable to this.

Attached is a fully signed copy of the engagement letter and a draft copy of our reconciliation letter for your review. Upon receipt of your confirmation that the letter is acceptable, we will finalize the letter.

Our Syndication Group will be providing you with the list of purchasers and registration instructions, the signed subscription agreements and will closing details. Please contact Lisa Sternfeldt at (604) 643-0136 regarding these matters.

Regards,

Glenda

From: Spiros Cacos [mailto:spiros@pfncapital.com]
Sent: Friday, December 22, 2006 9:07 AM
To: Lohrisch, Dirk; Chin, Glenda
Subject: FW: EL NINO VENTURES INC
Importance: High

Here is the signed copy

From: Spiros Cacos [mailto:spiros@pfncapital.com]
Sent: Wednesday, December 13, 2006 2:54 PM
To: 'robert_anderson@canaccord.com'
Cc: Jean Luc Roy; Harry Barr (hbarr@pfncapital.com)
Subject: EL NINO VENTURES INC
Importance: High

Rob,

Here is the signed copy of the engagement letter in regards to the ELN offering.

Regards,

Spiros Cacos M.A.
Director / Corporate Finance

El Nino Ventures Inc.
2303 West 41st Avenue
Vancouver, BC
V6M 2A3

Tel: 604.685.1870
Fax: 604.685.8045
Toll Free: 1.800.667.1870

Email: spiros@elninoventures.com
Website: www.elninoventures.com

"Canaccord Capital Corporation <canaccord.com>" made the following annotations on 12/22/06 09:18:25.

==

"Canaccord Capital Corporation <canaccord.com>" made the following annotations on 12/22/06 11:34:53.

This message is intended only for the use of the individual or entity to which it is addressed and may contain information which is privileged, confidential or subject to copyright. Internet communications cannot be guaranteed to be secure or error-free as information could be intercepted, corrupted, lost, arrive late or contain viruses. The information contained in this e-mail is drawn from sources believed to be reliable, but the accuracy and completeness of the information is not guaranteed, nor in providing it does Canaccord Capital Corporation or its subsidiaries, or affiliated companies, "The Firm" assume any liability. Canaccord Capital Corporation, its subsidiaries or affiliated companies, disclaims all responsibility and accepts no liability (including negligence) for the consequences for any person acting, or refraining from acting, on such information. Unless otherwise stated, this transmission is neither an offer nor the solicitation of an offer to sell or purchase any investment. As a solicitation, this e-mail was intended for distribution in those jurisdictions where The Firm is registered as advisors or dealers in